INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 38,729,208	$ 42,362,849	$ 50,109,751
Reversal	(24,771)	(932,833)	(5,708,268)
Foreign exchange effect	2,612,012	(2,700,808)	(2,038,634)
Ending Balance	$ 41,316,449	$ 38,729,208	$ 42,362,849